INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INVENTORY [Text Block]

NOTE 4 - INVENTORY

Inventory as of June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
	(Unaudited)
Raw material	$2,191,030	$354,785
Finished goods	502,368	868,348
Spareparts inventory	2,587,003	2,410,057

Total inventory	$5,280,401	$3,633,190

NOTE 3 – INVENTORY

Inventory as of December 31, 2011 and 2010 were as follows:

	As of December 31,
	2011	2010
Raw material	$354,785	$235,152
Finished goods	868,348	6,423,029
Spareparts inventory	2,410,057	1,842,589
Total inventory	$3,633,190	$8,500,770